Premises And Equipment - Schedule of Future Minimum Rental Payments Under Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	$ 1,351
2015	945
2016	628
2017	475
2018	744
Thereafter	605
Total	$ 4,748